UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 10.1% (7.1% of Total Investments)
$ 540	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 528,352
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
24,485	5.750%, 6/01/47	6/17 at 100.00	B	23,062,415
6,325	5.125%, 6/01/47	6/17 at 100.00	B	5,559,169
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	5,877,259
	Bonds, Series 2007A-2, 5.300%, 6/01/37
37,615	Total Consumer Staples			35,027,195
	Education and Civic Organizations – 6.1% (4.3% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	298,436
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,609,604
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	215,476
270	5.000%, 11/01/25	11/15 at 100.00	A2	289,896
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,070,370
1,275	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/13 at 100.00	Baa2	1,276,811
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	6,517,620
	NPFG Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,455,480
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
560	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	562,503
	University, Series 2003, 6.500%, 10/01/23
6,000	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/30	No Opt. Call	Aa2	6,893,040
19,055	Total Education and Civic Organizations			21,189,236
	Health Care – 29.4% (20.5% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	10/13 at 100.00	BBB	4,007,600
1,100	6.125%, 4/01/32	10/13 at 100.00	BBB	1,101,606
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,720,175
	Series 2008J, 5.625%, 7/01/32
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,572,839
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System,	7/19 at 100.00	AA–	2,059,278
	Series 2009A, 5.750%, 7/01/39
4,050	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	4,272,386
	5.250%, 11/15/46
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,210,196
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	4,554,795
	Bonds Trust 3765, 18.828%, 5/15/39 (IF) (4)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,055,205
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA–	1,740,173
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,585,124
	2011A, 6.000%, 8/15/42
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,383,990
	System, Series 2007A, 5.125%, 7/15/31
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	4,972,590
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	2,424,738
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	711,203
	Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,423,521
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,575	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,705,244
	2005A, 5.000%, 11/15/43
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	6,829,480
	Option Bond Trust 3102, 18.585%, 11/15/46 (IF) (4)
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	2,108,009
	System, Trust 2554, 18.368%, 7/01/47 – AGM Insured (IF)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,383,857
	2008A, 8.250%, 12/01/38
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,328,240
	5.250%, 1/01/42
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	AA	2,815,059
	6.000%, 12/01/40
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	741,391
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,115,600
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	8,244,023
	6.000%, 11/01/41
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa2	5,880,498
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa2	2,536,275
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,142,084
	7.500%, 12/01/41
91,354	Total Health Care			101,625,179
	Housing/Multifamily – 1.3% (1.0% of Total Investments)
2,025	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,208,384
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,142,594
	Series 2012A, 5.500%, 8/15/47
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	331,601
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,370	Total Housing/Multifamily			4,682,579
	Housing/Single Family – 3.7% (2.6% of Total Investments)
275	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	287,700
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	8.091%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	9,009,504
3,805	8.470%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	3,669,428
14,260	Total Housing/Single Family			12,966,632
	Industrials – 1.6% (1.1% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	BBB	5,363,900
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	143,190
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,507,090
	Long-Term Care – 1.2% (0.8% of Total Investments)
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	9/13 at 100.00	A	1,505,010
1,315	5.250%, 3/01/32	9/13 at 100.00	A	1,319,247
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,230,080
	2009, 8.000%, 11/01/29
3,815	Total Long-Term Care			4,054,337
	Tax Obligation/General – 17.8% (12.4% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,652,134
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,034,765
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	A1	2,243,769
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,138,260
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,000	5.000%, 9/01/41	9/21 at 100.00	A1	7,592,270
4,315	5.000%, 10/01/41	10/21 at 100.00	A1	4,683,285
	California State, General Obligation Bonds, Various Purpose Series 2012:
2,970	5.250%, 2/01/28	2/22 at 100.00	A1	3,428,717
5,000	5.250%, 2/01/29	2/22 at 100.00	A1	5,751,850
4,000	5.000%, 4/01/42	4/22 at 100.00	A1	4,352,440
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/13 at 100.00	AA	15,024
	Insured (Alternative Minimum Tax)
1,135	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/22 at 100.00	AA–	1,246,446
	Series 2012A, 5.000%, 8/01/37 – AGM Insured
18,500	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	3,504,455
	District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,970,536
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	Aa1	2,319,076
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA–	2,710,806
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Yosemite Community College District, California, General Obligation Bonds, Capital
	Appreciation, Election 2004, Series 2010D:
15,000	0.000%, 8/01/31	No Opt. Call	Aa2	6,606,600
12,520	0.000%, 8/01/42	No Opt. Call	Aa2	5,290,076
90,315	Total Tax Obligation/General			61,540,509
	Tax Obligation/Limited – 43.5% (30.4% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	530,102
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	9/13 at 100.00	A2	4,010,840
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/13 at 100.00	A2	4,568,450
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,149,730
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,618,391
	2010A-1, 5.750%, 3/01/30
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	4,408,520
	2012G, 5.000%, 11/01/31
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,759,065
550	6.000%, 9/01/33	9/13 at 100.00	N/R	552,112
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	735,470
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,165,983
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,050	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	A	1,058,915
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
1,445	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	10/13 at 100.00	A–	1,450,505
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,146,161
	6.000%, 9/01/34
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	9/13 at 100.00	N/R	3,512,390
	Series 2005, 6.300%, 9/01/31
1,000	Gilroy School Facilities Financing Authority, Santa Clara County, California, Revenue Bonds,	8/23 at 100.00	Aa3	1,070,040
	Series 2013A, 5.000%, 8/01/46
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BB+	1,351,737
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	340,646
760	5.125%, 9/01/36	9/16 at 100.00	N/R	776,925
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,079,380
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	690,343
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,051,200
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	1,000,490
	8/01/37 – RAAI Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,364,941
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,
	Bunker Hill Redevelopment Project, Series 2004L:
1,715	5.000%, 3/01/18	9/13 at 100.00	BBB–	1,723,129
1,350	5.100%, 3/01/19	9/13 at 100.00	BBB–	1,356,467
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,723,860
	Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	897,623
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	545,074
245	5.000%, 9/01/33	9/14 at 102.00	N/R	246,953
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	312,871
	Project, Series 2011, 6.750%, 9/01/40
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	9/13 at 100.00	A	3,007,410
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/13 at 100.00	N/R	2,004,900
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/14 at 100.00	A	11,201,286
	Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	9/13 at 100.00	N/R	252,989
540	6.125%, 9/01/41	9/13 at 100.00	N/R	557,442
3,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/13 at 100.00	N/R	3,019,770
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,371,184
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	8/13 at 100.00	A	3,250,780
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	1,015,955
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	5,895,180
	7/01/39 – FGIC Insured
6,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	6,146,760
	2009A, 0.000%, 8/01/32
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	987,389
	2011A, 5.750%, 9/01/30
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	627,256
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,763,395
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	175,987
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
995	5.000%, 9/01/29	9/22 at 100.00	N/R	1,050,740
2,625	5.000%, 9/01/35	9/22 at 100.00	N/R	2,711,205
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	784,625
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,160,732
	Series 2003C, 6.000%, 9/01/33
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	3,174,803
	5.000%, 9/01/34
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/13 at 100.00	AA–	14,623,216
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	148,176
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	145,364
160	7.000%, 8/01/41	2/21 at 100.00	BBB	183,446
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	1,197,306
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,549,395
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1	8/15 at 102.00	A	6,118,140
	and 3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	238,308
	7.000%, 10/01/26
1,250	Solana Beach, California, School District Public Financing Authority, Special Tax Revenue	9/22 at 100.00	BBB	1,269,800
	Bonds, Series 2012, 5.000%, 9/01/42
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,862,164
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	A	1,440,510
	9/01/34 – FGIC Insured
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,429,618
	Bonds Series 2011A, 7.000%, 8/01/39
1,950	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA	2,134,529
	5.000%, 11/01/38
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	644,868
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,862,069
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,966,060
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,373,955
	District 2001-1, Series 2004A, 6.125%, 9/01/39
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	443,197
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	10/13 at 100.00	A	2,528,400
	Certificates of Participation, Refunding Series 2001A, 5.000%, 10/01/26 – NPFG Insured
148,000	Total Tax Obligation/Limited			150,516,622
	Transportation – 3.5% (2.4% of Total Investments)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	12,016,020
	Bonds, Series 1999, 5.875%, 1/15/28
	U.S. Guaranteed – 6.6% (4.6% of Total Investments) (6)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,902,653
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	8,427,155
	2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)
660	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	713,711
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (6)	2,100,080
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	2,008,560
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,380,524
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R (6)	1,762,760
	Home Park, Series 2003A, 5.750%, 9/15/38 (Pre-refunded 9/15/13)
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R (6)	1,145,835
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38 (Pre-refunded 9/15/13)
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	632,195
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA– (6)	1,035,580
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (6)	1,595,627
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
21,615	Total U.S. Guaranteed			22,704,680
	Utilities – 6.0% (4.2% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,304,045
	2007A, 5.000%, 11/15/35
2,355	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	2,738,771
	2013B, 5.000%, 7/01/29 (WI/DD, Settling 6/04/13)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,061,200
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,316,842
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa2	5,074,250
	Project, Series 2003, 5.700%, 9/01/36
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,	8/13 at 100.00	A+	2,508,575
	8/01/22 – AMBAC Insured (Alternative Minimum Tax)
2,500	Walnut Energy Center Authority, California, Revenue Refunding Bonds, Turlock Irrigation	1/20 at 100.00	A+	2,660,475
	District, Series 2010A, 5.000%, 1/01/40
19,455	Total Utilities			20,664,158
	Water and Sewer – 12.4% (8.6% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA+	1,116,684
	AMBAC Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside Desalination Project, Series 2012:
2,685	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,710,266
5,155	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,170,104
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,241,320
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	1,163,093
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	958,975
	5.000%, 4/01/36 – NPFG Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	918,578
	5.000%, 6/01/31 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,238,720
	Series 2007A, 5.000%, 7/01/37
3,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	3,342,870
	Series 2011A, 5.000%, 11/01/41
19,800	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	21,889,692
	Series 2012A, 5.000%, 11/01/43
39,575	Total Water and Sewer			42,750,302
$ 511,384	Total Investments (cost $462,397,091) – 143.2%			495,244,539
	Floating Rate Obligations – (0.2)%			(845,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.1)% (7)			(159,544,500)
	Other Assets Less Liabilities – 3.1%			11,068,265
	Net Assets Applicable to Common Shares – 100%			$ 345,923,304

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$495,244,539	$ —	$495,244,539

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $461,059,811.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$41,409,346
Depreciation	(8,069,618)
Net unrealized appreciation (depreciation) of investments	$33,339,728

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.2%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2013